ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities are as follows:

	December 31,	December 31,	December 31,
	2020	2021	2021
	RMB	RMB	US$
			(Note 3)
Funds raised for CrossFire New Mobile Game	56,311,274	30,384,772	4,768,034
Professional services	9,866,284	4,480,561	703,098
Agency commission fees payable	6,397,096	6,397,096	1,003,844
Staff cost related payables	3,842,856	6,505,481	1,020,852
Office expenses	1,920,735	1,439,218	225,845
Product development services	848,237	992,730	155,781
Other payables	—	33,808,410	5,305,277
Lawsuit dues	—	54,703,506	8,584,173
Others	4,384,391	1,487,807	233,469
Total	83,570,873	140,199,581	22,000,373